Net Loss Per Share - Schedule of Potentially Dilutive Securities Excluded from Computation of Diluted Net Loss Per Share (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive securities excluded from computation of earnings per share [Line Items]
Antidilutive securities excluded from computation of earnings per share	2,801,790	1,731,777	3,391,735	1,148,637
Restricted Stock
Antidilutive securities excluded from computation of earnings per share [Line Items]
Antidilutive securities excluded from computation of earnings per share		500		1,000
Restricted Stock Units
Antidilutive securities excluded from computation of earnings per share [Line Items]
Antidilutive securities excluded from computation of earnings per share	661,778	24,960	828,935	24,960
Option Issued and Outstanding
Antidilutive securities excluded from computation of earnings per share [Line Items]
Antidilutive securities excluded from computation of earnings per share	2,140,012	1,706,317	2,562,800	1,122,677